INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Federal Income Tax Rate	21.00%	21.00%
Permanent Differences	(2.00%)
State Taxes, net	3.00%
Change in valuation allowance including the effect of the rate change	(22.00%)	(21.00%)
Effective income tax rate	0.00%	0.00%